Consolidated Statement of Stockholders' Equity (USD $)		Total	Predecessor [Member] Common Stock [Member]	Predecessor [Member] Series A Preferred Stock [Member]	Predecessor [Member] Treasury Stock [Member]	Predecessor [Member] Additional Paid-in Capital [Member]	Predecessor [Member] Retained Earnings [Member]	Predecessor [Member]	Successor [Member] Common Stock [Member]	Successor [Member] Series A Preferred Stock [Member]	Successor [Member] Treasury Stock [Member]	Successor [Member] Additional Paid-in Capital [Member]	Successor [Member] Retained Earnings [Member]	Successor [Member]
Balance at Sep. 28, 2008			$ 164,834		$ (1,217,400)	$ 15,246,282	$ (5,910,700)	$ 8,283,016
Balance (in shares) at Sep. 28, 2008			10,000
Net Earnings (Loss) from continuing operations							65,332	65,332
Balance at Oct. 14, 2008			164,834	0	(1,217,400)	15,246,282	(5,845,368)	8,348,348	0	0	0	0	0	0
Balance (in shares) at Oct. 14, 2008			10,000	0					0	0
Issuance of Common Stock (1)	[1]								113,333	0	0	8,886,667	0	9,000,000
Issuance of Common Stock (1) (in shares)	[1]								113,333,282	0
Cancellation of Investor Relations Stock									(700)			(104,300)		(105,000)
Cancellation of Investor Relations Stock (in shares)									(700,000)
Investor Relations Common Stock Issued									480			143,520		144,000
Investor Relations Common Stock Issued (in shares)									480,000
Issuance of Common Stock									750			149,250		150,000
Issuance of Common Stock (in shares)									750,000
Conversion of 6,000,000 Debt and Interest to Series A preferred shares										1		6,159,780		6,159,781
Conversion of 6,000,000 Debt and Interest to Series A preferred shares (in shares)										1,027
Sustut Exploration Reorganization									17,450			170,050		187,500
Sustut Exploration Reorganization (in shares)									17,449,991
Stock Option Compensation Expense									0	0	0	39,528	0	39,528
Private Placement Sale of Stock									8,132	0	0	1,012,647	0	1,020,779
Private Placement Sale of Stock (in shares)									8,131,667	0
Accumulated Dividends on Preferred Stock												186,246	(186,246)	0
Net Earnings (Loss) from continuing operations									0	0	0	0	(89,487)	(89,487)
Balance at Sep. 27, 2009									139,445	1	0	16,643,388	(275,733)	16,507,101
Balance (in shares) at Sep. 27, 2009									139,444,940	1,027
Balance at Oct. 03, 2009									139,445	1	0	16,643,388	(275,733)	16,507,101
Balance (in shares) at Oct. 03, 2009									139,444,940	1,027
Stock Option Compensation Expense									0	0	0	97,311	0	97,311
Warrants Issued									0	0	0	32,000	0	32,000
Accumulated Dividends on Preferred Stock												389,551	(389,551)	0
Net Earnings (Loss) from continuing operations									0	0	0	0	(9,611,972)	(9,611,972)
Balance at Oct. 03, 2010									$ 139,445	$ 1	$ 0	$ 17,162,250	$ (10,277,256)	$ 7,024,440
Balance (in shares) at Oct. 03, 2010									139,444,940	1,027

[1]	After giving effect to the equivalent number of shares issued to existing Optex shareholders due to the reorganization.